Pensions - Sensitivities of the present value of defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pensions
Weighted average duration of defined benefit obligation	15 years 3 months 19 days
Main Scheme
Pensions
Active members	8.40%	10.70%
Deferred members	41.00%	47.60%
Pensioners and dependants	50.60%	41.70%
Total proportions to the different classes of scheme	100.00%	100.00%
Discount rate | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (1,389)	£ (2,917)
(Decrease)/ increase in value of liabilities	907	1,926
Increase in net pension (obligations)/assets	£ 482	£ 991
Inflation | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 963	£ 1,883
(Decrease)/ increase in value of liabilities	(632)	(1,329)
Increase in net pension (obligations)/assets	£ (331)	£ (554)
Credit spreads | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (3)	£ (3)
(Decrease)/ increase in value of liabilities	907	1,926
Increase in net pension (obligations)/assets	(904)	(1,923)
Credit spreads | Actuarial assumption of longevity, decrease by 2 years | Main Scheme
Pensions
Increase in net pension (obligations)/assets	(3,200)	(6,900)
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(1,600)	(3,600)
Increase in net pension (obligations)/assets	300	300
Credit spreads | Actuarial assumption of longevity, decrease by 1 year | Main Scheme
Pensions
Increase in net pension (obligations)/assets	(2,500)	(5,300)
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(800)	(1,800)
Increase in net pension (obligations)/assets	1,200	2,400
Credit spreads | Actuarial assumption of longevity, no change | Main Scheme
Pensions
Increase in net pension (obligations)/assets	(1,800)	(3,800)
Increase in net pension (obligations)/assets	£ 2,000	4,500
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year
Increase in net pension (obligations)/assets	£ (1,100)	(2,300)
Net pension assets/obligations, assuming no change in one of the actuarial assumption	800	1,800
Increase in net pension (obligations)/assets	£ 2,800	6,600
Credit spreads | Actuarial assumption of longevity, increase by 2 years | Main Scheme
Pensions
Actuarial assumption of longevity increase	2 years
Increase in net pension (obligations)/assets	£ (400)	(800)
Net pension assets/obligations, assuming no change in one of the actuarial assumption	1,500	3,600
Increase in net pension (obligations)/assets	£ 3,600	£ 8,700
Longevity increase | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of liabilities	£ (767)	£ (1,790)
Increase in net pension (obligations)/assets	£ 767	£ 1,790
Pension increase | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of liabilities	£ (679)	£ (1,485)
Increase in net pension (obligations)/assets	£ 679	£ 1,485
Equity values | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 267	£ 442
Increase in net pension (obligations)/assets	£ (267)	£ (442)
0.5% increase in interest rates/discount rate | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%
(Decrease)/ increase in value of assets	£ (2,689)
(Decrease)/ increase in value of liabilities	£ 1,766